Document And Entity Information	Nov. 07, 2019
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 07, 2019
Entity Registrant Name	ARENA PHARMACEUTICALS INC
Entity Central Index Key	0001080709
Entity Emerging Growth Company	false
Entity File Number	000-31161
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	23-2908305
Entity Address Address Line1	6154 Nancy Ridge Drive
Entity Address City Or Town	San Diego
Entity Address State Or Province	CA
Entity Address Postal Zip Code	92121
City Area Code	858
Local Phone Number	453-7200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	ARNA
Security Exchange Name	NASDAQ